Cash and cash equivalents - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents	€ 34,186	€ 21,610	€ 17,888	€ 135,509
Increase (Decrease) in Short term deposits	19,100
Decrease of current accounts	€ 6,500